Note 15 - Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Other Commitments [Table Text Block]
(Dollar amounts in thousands)	2016	2015

Commitments to extend credit	$161,646	$112,134
Standby letters of credit	1,416	4,404

Total	$163,062	$116,538

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2017	$324
2018	325
2019	320
2020	332
2021	321
Thereafter	1,749
$3,371